GOODWILL	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
7. GOODWILL
Goodwill for the year ended December 31, 2018 of $16.2 million was related to the acquisition of the Mountaineer Midstream system in 2013.
Accumulated goodwill impairments by reportable segment for those reporting units that have previously recognized goodwill follow.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Accumulated goodwill impairment:
Piceance Basin	$45,478	$45,478	$45,478
Williston Basin	257,572	257,572	257,572
Marcellus Shale	16,211	—	—

Total accumulated goodwill impairment	$319,261	$303,050	$303,050
We evaluate goodwill whenever events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying value, including goodwill. If the reporting unit’s fair value exceeds its carrying value, including goodwill, we conclude that the goodwill of the reporting unit has not been impaired and no further work is performed. If we determine that the reporting unit’s carrying value, including goodwill, exceeds its fair value, we recognize the excess of the carrying value over the fair value as a goodwill impairment loss.
We performed our annual goodwill impairment testing for the Mountaineer Midstream reporting unit as of September 30, 2019 using a combination of the income and market approaches. We determined that the fair value of the Mountaineer Midstream reporting unit did not exceed its carrying value, including goodwill. As a result, we recognized a goodwill impairment charge of $16.2 million for the year ended December 31, 2019.
We had no impairments of goodwill for the years ended December 31, 2018 and 2017.
Fair Value Measurement.
Our impairment determinations, in the context of (i) our annual impairment evaluations and (ii) our other-than-annual impairment evaluations involved significant assumptions and judgments. Differing assumptions regarding any of these inputs could have a significant effect on the valuations. As such, the fair value measurements utilized within these models are classified as non-recurring
Level 3 measurements in the fair value hierarchy because they are not observable from objective sources.